UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2016

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 70.8%
	ADVERTISING - 1.5%
14,500	Omnicom Group, Inc.	$ 1,232,500

	AGRICULTURE - 2.9%
20,000	Altria Group, Inc.	1,264,600
12,000	Philip Morris International, Inc.	1,166,640
		2,431,240
	BANKS - 1.4%
18,000	JPMorgan Chase & Co.	1,198,620

	BEVERAGES - 2.9%
28,000	Coca-Cola Co.	1,184,960
11,500	PepsiCo, Inc.	1,250,855
		2,435,815
	COSMETICS/PERSONAL CARE - 1.6%
15,000	Procter & Gamble Co.	1,346,250

	ELECTRIC - 8.3%
30,000	Alliant Energy Corp.	1,149,300
23,200	Ameren Corp.	1,140,976
18,000	American Electric Power Co., Inc.	1,155,780
47,000	MDU Resources Group, Inc.	1,195,680
37,000	OGE Energy Corp.	1,169,940
21,000	Westar Energy, Inc.	1,191,750
		7,003,426
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
23,500	Emerson Electric Co.	1,280,985

	ENTERTAINMENT - 1.4%
20,000	Cedar Fair LP	1,145,800

	ENVIRONMENTAL CONTROL - 1.5%
20,000	Waste Management, Inc.	1,275,200

	FOOD - 2.9%
19,000	General Mills, Inc.	1,213,720
25,000	Sysco Corp.	1,225,250
		2,438,970
	FOREST PRODUCTS & PAPER - 1.4%
25,000	International Paper Co.	1,199,500

	GAS - 2.7%
50,000	CenterPoint Energy, Inc.	1,161,500
25,000	UGI Corp.	1,131,000
		2,292,500
	HOME FURNISHINGS - 1.3%
25,000	Leggett & Platt, Inc.	1,139,500

	HOUSEHOLD PRODUCTS/WARES - 1.5%
9,900	Kimberly-Clark Corp.	1,248,786

	PACKAGING & CONTAINERS - 2.8%
14,500	Packaging Corp. of America	1,178,270
22,500	Sonoco Products Co.	1,188,675
		2,366,945
	PHARMACEUTICALS - 1.4%
19,500	Merck & Co., Inc.	1,216,995

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 70.8% (Continued)
	PIPELINES - 1.4%
16,750	Buckeye Partners LP	$ 1,199,300

	REITS - 13.9%
76,000	Brandywine Realty Trust	1,187,120
42,000	Brixmor Property Group, Inc.	1,167,180
96,000	CBL & Associates Properties, Inc.	1,165,440
67,000	DDR Corp.	1,167,810
43,500	Duke Realty Corp.	1,188,855
40,000	Kimco Realty Corp.	1,158,000
14,500	Macerich Co.	1,172,615
22,000	Prologis, Inc.	1,177,880
5,500	Simon Property Group, Inc.	1,138,555
95,000	Sunstone Hotel Investors, Inc.	1,215,050
		11,738,505
	RETAIL - 7.1%
32,000	Best Buy Co., Inc.	1,221,760
22,500	Brinker International, Inc.	1,134,675
10,500	McDonald's Corp.	1,211,280
16,750	Wal-Mart Stores, Inc.	1,208,010
13,500	Yum! Brands, Inc.	1,225,935
		6,001,660
	SEMICONDUCTORS - 1.5%
17,500	Texas Instruments, Inc.	1,228,150

	SOFTWARE - 4.1%
37,000	CA, Inc.	1,223,960
39,000	Paychex, Inc.	2,256,930
		3,480,890
	TELECOMMUNICATIONS - 2.9%
30,000	AT&T, Inc.	1,218,300
23,500	Verizon Communications, Inc.	1,221,530
		2,439,830
	TOYS/GAMES/HOBBIES - 1.4%
15,000	Hasbro, Inc.	1,189,950

	TRANSPORTATION - 1.5%
11,250	United Parcel Service, Inc.	1,230,300

	TOTAL COMMON STOCK (Cost $58,090,049)	59,761,617

	PREFERRED STOCK - 26.8%
	BANKS - 6.6%
80,000	U.S. Bancorp, Series F, 6.50%	2,409,600
118,000	Wells Fargo & Co., Series J, 8.00%	3,187,180
		5,596,780
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
100,000	Raymond James Financial, Inc., 6.90%	2,587,000

	INSURANCE - 8.4%
61,000	Aegon NV, 8.00%	1,628,700
95,000	Allstate Corp., 5.10%	2,594,450
113,129	Axis Capital Holdings Ltd., Series C, 6.88%	2,898,365
		7,121,515
	INVESTMENT COMPANIES- 4.1%
135,000	KKR Financial Holdings LLC, 8.38%	3,445,200

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	PREFERRED STOCK - 26.8% (Continued)
	REITS - 4.6%
10,000	National Retail Properties, Inc., Series D, 6.63%	$ 256,800
80,000	PS Business Parks, Inc., Series S, 6.45%	2,036,000
60,000	Realty Income Corp., Series F, 6.63%	1,563,000
		3,855,800

	TOTAL PREFERRED STOCK (Cost $22,683,657)	22,606,295

	SHORT-TERM INVESTMENTS - 1.9%
1,614,978	Federated Treasury Obligations Fund, Institutional Class, 0.18% *	1,614,978
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,614,978)	1,614,978

	TOTAL INVESTMENTS (Cost $82,388,684) - 99.5% (a)	$ 83,982,890
	OTHER ASSETS LESS LIABILITIES - 0.5%	408,572
	NET ASSETS - 100.0%	$ 84,391,462

LLC - Limited Liability Company.
LP - Limited Partnership.
* Rate shown represents the rate at September 30, 2016 is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $82,729,993 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,050,398
	Unrealized depreciation:	(1,797,501)
	Net unrealized appreciation:	$ 1,252,897

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 92.9%
	AEROSPACE/DEFENSE - 1.1%
1,806	Korea Aerospace Industries Ltd.	$ 125,117

	AGRICULTURE - 0.9%
28,154	ITC Ltd.	102,057

	AIRLINES - 0.9%
149,300	Airasia Berhad	100,725

	AUTO PARTS & EQUIPMENT - 3.8%
313	Hyundai Mobis Co. Ltd.	78,154
801	Mando Corp.	179,640
53,000	Nexteer Automotive Group Ltd.	69,014
7,000	Tung Thih Electronic Co. Ltd.	98,036
		424,844
	BANKS - 23.1%
3,023	Axis Bank Ltd.- ADR	121,525
31,944	Banco Bradesco S.A.	294,083
3,734	Bancolombia SA - ADR	145,775
952,900	Bank of China Ltd.	434,901
680,000	China Construction Bank Corp.	504,100
33,500	FirstRand Ltd.	115,959
2,400	HDFC Bank Ltd. - ADR	172,536
13,800	HSBC Holdings PLC	101,680
23,015	Itau Unibanco Holding S.A.	252,998
29,544	Sberbank of Russia PJSC - ADR *	278,304
7,800	Yes Bank Ltd.	146,991
		2,568,852
	BUILDING MATERIALS - 0.5%
80,000	China Lesso Group Holdings Ltd.	54,986

	CHEMICALS - 1.2%
41,000	Formosa Chemicals & Fibre Corp.	110,265
103	Lotte Chemical Corp.	27,869
		138,134
	COMMERCIAL SERVICES - 2.6%
2,871	KRUK SA	178,691
1,597	TAL Education Group - ADR *	113,131
		291,822
	DIVERSIFIED FINANANCIAL SERVICES - 4.0%
2,591	Capitec Bank Holdings Ltd.	121,288
158,580	Moscow Exchange MICEX-RTS PJSC	319,711
		440,999
	ELECTRONICS - 6.4%
18,820	AAC Technologies Holdings, Inc.	189,137
29,700	Hon Hai Precision Industry Co. Ltd.	74,853
171,035	Micro-Star International Co. Ltd.	444,700
		708,690
	HOME FURNISHINGS - 2.5%
196,000	Skyworth Digital Holdings Ltd.	141,004
24,011	Steinhoff International Holdings NV	137,443
		278,447
	HOUSEHOLD PRODUCTS/WARES - 0.8%
6,722	Hindustan Unilever Ltd.	87,619

	INSURANCE - 4.6%
25,512	AIA Group Ltd.	169,556
7,980	BB Seguridade Participacoes SA	73,613
51,000	Ping An Insurance Group Co. of China Ltd.	264,324
		507,493

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 92.9% (Continued)
	INTERNET - 11.1%
3,500	Alibaba Group Holding Ltd. - ADR *	$ 370,265
800	Baidu, Inc. - ADR *	145,656
2,000	Ctrip.com International Ltd. - ADR *	93,140
442	NCSoft Corp.	118,592
18,634	Tencent Holdings Ltd.	511,712
		1,239,365
	LEISURE TIME - 1.0%
2,100	Hero MotoCorp Ltd.	107,672

	MEDIA - 3.7%
2,355	Naspers Ltd.	407,626

	MINING - 5.7%
53,600	ALROSA PJSC	73,919
67,510	Centamin PLC	129,855
7,996	Cia de Minas Buenaventura SAA - ADR *	110,665
3,377	Fresnillo PLC	79,401
4,943	Industrias Penoles SAB de CV	118,287
47,074	Lonmin PLC *	122,335
		634,462
	MISCELLANEOUS MANUFACTURING - 1.3%
29,700	Sunny Optical Technology Group Co. Ltd.	146,654

	OIL & GAS - 4.9%
65,705	DNO ASA *	66,612
5,177	Lukoil PJSC - ADR	252,275
49,300	Petroleo Brasileiro SA *	231,936
		550,823
	REAL ESTATE - 2.0%
49,950	China Overseas Land & Investment Ltd.	169,368
35,000	Longfor Properties Co. Ltd.	54,665
		224,033
	RETAIL - 1.9%
40,000	ANTA Sports Products Ltd.	108,555
5,183	Raia Drogasil SA	106,556
		215,111
	SEMICONDUCTORS - 7.9%
1,800	NVIDIA Corp.	123,336
281	Samsung Electronics Co. Ltd.	407,716
59,000	Taiwan Semiconductor Manufacturing Co. Ltd.	343,510
		874,562
	SOFTWARE - 1.0%
455	NetEase, Inc. - ADR	109,555

	TOTAL COMMON STOCK (Cost - $9,404,443)	10,339,648

	EXCHANGE TRADED FUNDS - 2.4%
	EQUITY FUNDS - 2.4%
3,950	iShares MSCI Emerging Markets ETF	147,928
3,119	Vanguard FTSE Emerging Markets ETF	117,368
	TOTAL EXCHANGE TRADED FUNDS (Cost - $239,496)	265,296

	SHORT-TERM INVESTMENTS - 0.7%
84,612	Fidelity Treasury Obligations Fund, Institutional Class, 0.18% **	84,612
	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,612)	84,612

	TOTAL INVESTMENTS - 96.0% (Cost - $9,728,551) (a)	$ 10,689,556
	OTHER ASSETS LESS LIABILITIES - 4.0%	442,705
	NET ASSETS - 100.0%	$ 11,132,261

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
PLC - Public Liability Company.
* Non-income producing security.
** Rate shown represents the rate at September 30, 2016 is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $9,728,551 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,120,455
	Unrealized depreciation:	(159,450)
	Net unrealized appreciation:	$ 961,005

As of September 30, 2016, the Fund's Long-Term Holdings were divided among countries as follows:

Country		Percentage
Brazil		8.6%
China		28.3%
Colombia		1.3%
Great Britain		0.9%
Hong Kong		4.3%
India		6.6%
Jersey		1.2%
Malaysia		0.9%
Mexico		1.8%
Netherlands		1.3%
Norway		0.6%
Peru		1.0%
Poland		1.2%
Russia		8.3%
South Africa		6.9%
South Korea		8.4%
Taiwan		9.6%
United States		4.1%
	Total Long-Term Holdings:	95.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2016.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Settlement Date	Foreign Currency Units to Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	Unrealized Depreciation
To Sell:
12/21/2016	8,575,663	CNY	BNY Mellon	$ 1,271,863	USD	$ 1,281,679	$ (9,816)
						Total:	$ (9,816)

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 76.1%
	AUTO PARTS & EQUIPMENT - 1.6%
8,100	American Axle & Manufacturing Holdings, Inc. + *	$ 139,482

	BANKS - 2.9%
12,000	First NBC Bank Holding Co. + *	113,280
1,200	SVB Financial Group + *	132,648
		245,928
	BUILDING MATERIALS - 2.9%
3,500	Gibraltar Industries, Inc. + *	130,025
8,000	NCI Building Systems, Inc. + *	116,720
		246,745
	CHEMICALS - 5.8%
5,500	Aceto Corp. +	104,445
8,000	American Vanguard Corp. +	128,480
9,300	Huntsman Corp. +	151,311
8,500	Rayonier Advanced Materials, Inc. +	113,645
		497,881
	COMMERCIAL SERVICES - 9.3%
2,600	Hertz Global Holdings, Inc. + *	104,416
6,000	HMS Holdings Corp. + *	133,020
3,100	INC Research Holdings, Inc. + *	138,198
7,200	Kforce, Inc. +	147,528
5,200	Quad/Graphics, Inc. +	138,944
6,000	TrueBlue, Inc. + *	135,960
		798,066
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
7,700	Investment Technology Group, Inc. +	131,978
9,000	PHH Corp. + *	130,050
11,000	WisdomTree Investments, Inc. +	113,190
		375,218
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
3,700	Generac Holdings, Inc. + *	134,310
6,500	General Cable Corp. +	97,370
4,000	Insteel Industries, Inc. +	144,960
50	SPX Corp. *	1,007
		377,647
	ENGINEERING & CONSTRUCTION - 4.3%
1,400	Dycom Industries, Inc. + *	114,492
4,500	MasTec, Inc. + *	133,830
5,350	Mistras Group, Inc. + *	125,565
		373,887
	FOOD - 1.3%
8,500	Darling Ingredients, Inc. + *	114,835

	HEALTHCARE-PRODUCTS - 1.3%
10,100	Invacare Corp. +	112,817

	HEALTHCARE-SERVICES - 1.3%
11,000	Kindred Healthcare, Inc. +	112,420

	HOME FURNISHINGS - 1.5%
1,600	American Woodmark Corp. + *	128,912

	INSURANCE- 4.7%
14,700	Citizens, Inc. + *	137,592
26,000	Genworth Financial, Inc. + *	128,960
17,500	MBIA, Inc. + *	136,325
		402,877
	IRON/STEEL - 1.7%
7,000	Schnitzer Steel Industries, Inc. +	146,300

	MACHINERY-DIVERSIFIED - 1.5%
27,000	Manitowoc Co., Inc. +	129,330

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares			Value
	COMMON STOCK - 76.1% (Continued)
	MISCELLANEOUS MANUFACTURING - 1.5%
3,200	American Railcar Industries, Inc. +		$ 132,704

	OIL & GAS - 4.9%
4,400	Nabors Industries Ltd. +		53,504
16,500	Noble Corp. PLC +		104,610
10,200	Rowan Cos. PLC +		154,632
10,500	Transocean Ltd. + *		111,930
			424,676
	PACKAGING & CONTAINERS - 1.6%
2,700	Greif, Inc. +		133,893

	PHARMACEUTICALS - 5.3%
4,000	Akorn, Inc. + *		109,040
4,300	Impax Laboratories, Inc. + *		101,910
1,700	Mallinckrodt PLC + *		118,626
4,400	Natural Health Trends Corp. +		124,344
			453,920
	PIPELINES - 1.6%
2,700	ONEOK, Inc. +		138,753

	REAL ESTATE - 1.5%
5,000	Marcus & Millichap, Inc. + *		130,750

	REITS - 1.7%
32,750	Newcastle Investment Corp.		148,357

	RETAIL - 7.5%
10,500	Barnes & Noble, Inc. +		118,650
3,000	Kohl's Corp. +		131,250
2,200	Nu Skin Enterprises, Inc. +		142,516
36,000	Office Depot, Inc. +		128,520
7,700	Tile Shop Holdings, Inc. + *		127,435
			648,371
	SOFTWARE - 1.6%
2,500	Ebix, Inc. +		142,125

	TOTAL COMMON STOCK (Cost - $6,876,548)		6,555,894

	REAL ESTATE INVESTMENTS - 14.2%
	Grocery & Pharmacy Portfolio DST (a)(b)(c)		827,746
	New York Power DST (a)(b)(c)		394,671
	TOTAL REAL ESTATE INVESTMENTS (Cost - $1,379,383)		1,222,417

	SHORT-TERM INVESTMENTS - 13.7%
1,176,949	Fidelity Treasury Obligations Fund, Institutional Class, 0.18% **		1,176,949
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,176,949)		1,176,949

	TOTAL INVESTMENTS - 104.0% (Cost - $9,432,880) (d)		$ 8,955,260
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0) %		(346,000)
	NET ASSETS - 100.0%		$ 8,609,260

Contracts ^		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (4.0) % *
55	Aceto Corp.	11/18/2016 - $20.00	$ 4,813
40	Akorn, Inc.	11/18/2016 - $30.00	3,000
81	American Axle & Manufacturing Holdings, Inc.	11/18/2016 - $18.00	4,860
32	American Railcar Industries, Inc.	11/18/2016 - $45.00	2,400
80	American Vanguard Corp.	11/18/2016 - $17.50	4,400
16	American Woodmark Corp.	11/18/2016 - $80.00	6,720
105	Barnes & Noble, Inc.	11/18/2016 - $11.00	6,825
147	Citizens, Inc.	11/18/2016 - $10.00	8,085

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Contracts ^		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (4.0) % * (Continued)
85	Darling Ingredients, Inc.	11/18/2016 - $14.00	$ 4,250
14	Dycom Industries, Inc.	11/18/2016 - $85.00	3,738
25	Ebix, Inc.	11/18/2016 - $60.00	4,625
120	First NBC Bank Holding Co.	11/18/2016 - $12.50	10,800
37	Generac Holdings, Inc.	11/18/2016 - $35.00	10,822
65	General Cable Corp.	11/18/2016 - $16.00	4,875
260	Genworth Financial, Inc.	11/18/2016 - $5.50	7,930
35	Gibraltar Industries, Inc.	11/18/2016 - $40.00	3,150
27	Greif, Inc.	11/18/2016 - $50.00	5,872
26	Hertz Global Holdings, Inc.	11/18/2016 - $55.00	195
60	HMS Holdings Corp.	11/18/2016 - $25.00	2,400
93	Huntsman Corp.	11/18/2016 - $16.00	9,951
43	Impax Laboratories, Inc.	11/18/2016 - $30.00	1,183
31	INC Research Holdings, Inc.	11/18/2016 - $45.00	7,362
40	Insteel Industries, Inc.	11/18/2016 - $35.00	11,100
101	Invacare Corp.	11/18/2016 - $12.50	3,030
77	Investment Technology Group, Inc.	11/18/2016 - $17.50	4,813
72	Kforce, Inc.	11/18/2016 - $20.00	10,800
110	Kindred Healthcare, Inc.	11/18/2016 - $12.50	1,320
30	Kohl's Corp.	11/18/2016 - $47.50	2,550
17	Mallinckrodt PLC	11/18/2016 - $80.00	1,870
270	Manitowoc Co., Inc.	11/18/2016 - $5.00	5,400
50	Marcus & Millichap, Inc.	11/18/2016 - $25.00	10,125
45	MasTec, Inc.	11/18/2016 - $30.00	7,650
175	MBIA, Inc.	11/18/2016 - $8.00	5,600
53	Mistras Group, Inc.	11/18/2016 - $25.00	5,830
44	Nabors Industries Ltd.	11/18/2016 - $10.00	10,604
44	Natural Health Trends Corp.	11/18/2016 - $30.00	11,000
80	NCI Building Systems, Inc.	11/18/2016 - $15.00	4,200
165	Noble Corp. PLC	11/18/2016 - $6.00	13,365
22	Nu Skin Enterprises, Inc.	11/18/2016 - $65.00	8,800
360	Office Depot, Inc.	11/18/2016 - $4.00	3,960
27	ONEOK, Inc.	11/18/2016 - $50.00	8,370
90	PHH Corp.	11/18/2016 - $15.00	7,425
52	Quad/Graphics, Inc.	11/18/2016 - $30.00	4,290
85	Rayonier Advanced Materials, Inc.	11/18/2016 - $12.50	12,750
102	Rowan Cos. PLC	11/18/2016 - $13.00	26,775
70	Schnitzer Steel Industries, Inc.	11/18/2016 - $20.00	12,950
12	SVB Financial Group	11/18/2016 - $115.00	4,320
77	Tile Shop Holdings, Inc.	11/18/2016 - $17.50	6,545
105	Transocean Ltd.	11/18/2016 - $10.00	12,915
60	TrueBlue, Inc.	11/18/2016 - $22.50	9,600
110	WisdomTree Investments, Inc.	11/18/2016 - $12.00	1,650
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $248,876) (d)		$ 347,863

+ All or a portion of this security is segregated as collateral for and is subject to call options written.
* Non-income producing security.
** Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.
DST - Delaware Statutory Trust.
PLC - Public Liability Company.
^ One contract is equivalent to 100 shares of the underlying common stock.
(a) Illiquid security.
(b) Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(c) Security is currently being valued by the Pricing Committee according to the Fair Value procedures approved by the Board of Trustees.
(d) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $8,966,987 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 177,096
	Unrealized depreciation:		(536,686)
	Net unrealized depreciation:		$ (359,590)

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.9%
	AIRLINES - 3.6%
14,300	Hawaiian Holdings, Inc. *	$ 694,980

	APPAREL - 2.2%
4,850	Carter's, Inc.	420,543

	BANKS - 8.0%
5,162	Chemical Financial Corp.	227,799
7,825	First Busey Corp.	176,845
3,000	Great Western Bancorp, Inc.	99,960
5,100	MB Financial, Inc.	194,004
6,025	NBT Bancorp, Inc.	198,042
6,250	Republic Bancorp, Inc.	194,250
3,000	Southside Bancshares, Inc.	96,540
2,825	Tompkins Financial Corp.	215,858
5,875	TriCo Bancshares	157,274
		1,560,572
	BEVERAGES - 1.6%
7,250	National Beverage Corp.*	319,362

	BUILDING MATERIALS - 10.3%
22,000	AAON, Inc.	634,040
1,750	Owens Corning	93,433
6,850	Universal Forest Products, Inc.	674,656
5,357	Vulcan Materials Co.	609,252
		2,011,381
	COMMERCIAL SERVICES - 9.9%
15,250	ABM Industries, Inc.	605,425
925	Cintas Corp.	104,155
10,425	CorVel Corp. *	400,320
15,900	Forrester Research, Inc.	618,510
1,300	Global Payments, Inc.	99,788
4,250	H&R Block, Inc.	98,388
		1,926,586
	DISTRIBUTION/WHOLESALE - 2.9%
5,900	Pool Corp.	557,668

	ELECTRIC - 6.0%
12,800	Avista Corp.	534,912
3,500	MDU Resources Group, Inc.	89,040
9,525	MGE Energy, Inc.	538,258
		1,162,210
	ELECTRONICS - 2.3%
14,500	FLIR Systems, Inc.	455,590

	FOOD - 3.3%
750	Lancaster Colony Corp.	99,067
14,935	Tootsie Roll Industries, Inc.	550,056
		649,123
	GAS - 7.3%
8,100	New Jersey Resources Corp.	266,166
8,900	Northwest Natural Gas Co.	534,979
13,700	UGI Corp.	619,788
		1,420,933
	HEALTHCARE-SERVICES - 3.8%
6,800	Quest Diagnostics, Inc.	575,484
2,450	US Physical Therapy, Inc.	153,615
		729,099

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	HOME BUILDERS - 0.8%
100	NVR, Inc. *	$ 163,987

	INSURANCE - 1.9%
185	Alleghany Corp. *	97,129
1,300	Cincinnati Financial Corp.	98,046
5,000	Old Republic International Corp.	88,100
1,500	WR Berkley Corp.	86,640
		369,915
	MACHINERY-DIVERSIFIED - 0.6%
2,800	BWX Technologies, Inc.	107,436

	MISCELLANEOUS MANUFACTURING - 1.0%
1,000	AO Smith Corp.	98,790
1,500	CLARCOR, Inc.	97,500
		196,290
	PHARMACEUTICALS - 2.9%
13,300	Owens & Minor, Inc.	461,909
1,350	Quintiles IMS Holdings, Inc. *	109,431
		571,340
	REITS - 6.7%
5,100	Healthcare Realty Trust, Inc.	173,706
2,500	Liberty Property Trust	100,875
1,625	Mid-America Apartment Communities, Inc.	152,734
14,850	Monmouth Real Estate Investment Corp.	211,909
2,500	National Health Investors, Inc.	196,200
8,350	Retail Opportunity Investments Corp.	183,366
5,800	Retail Properties of America, Inc.	97,440
4,600	Tanger Factory Outlet Centers, Inc.	179,216
		1,295,446
	RETAIL - 5.1%
1,750	Big Lots, Inc.	83,563
1,350	Burlington Stores, Inc. *	109,377
11,925	Cato Corp.	392,213
1,200	Children's Place, Inc.	95,844
2,500	Hibbett Sports, Inc. *	99,750
1,400	MSC Industrial Direct Co., Inc.	102,774
1,375	Papa John's International, Inc.	108,419
		991,940
	SAVINGS & LOANS - 4.7%
5,650	Berkshire Hills Bancorp, Inc.	156,561
14,000	Brookline Bancorp, Inc.	170,660
6,500	Capitol Federal Financial, Inc.	91,455
12,900	Investors Bancorp, Inc.	154,929
10,200	People's United Financial, Inc.	161,364
8,000	Provident Financial Services, Inc.	169,840
		904,809
	SHIPBUILDING - 0.5%
625	Huntington Ingalls Industrics, Inc.	95,888

	SOFTWARE - 7.2%
12,800	CSG Systems International, Inc.	529,024
13,400	Ebix, Inc.	761,790
1,250	MSCI, Inc.	104,925
		1,395,739
	TOYS/GAMES/HOBBIES - 2.5%
6,150	Hasbro, Inc.	487,879

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	TRANSPORTATION - 3.8%
1,250	CH Robinson Worldwide, Inc.	$ 88,075
1,100	JB Hunt Transport Services, Inc.	89,254
26,500	Marten Transport Ltd.	556,500
		733,829

	TOTAL COMMON STOCK (Cost $15,924,227)	19,222,545

	SHORT-TERM INVESTMENTS - 1.1%
220,655	Federated Treasury Obligations Fund, Institutional Class, 0.18% **	220,655
	TOTAL SHORT-TERM INVESTMENTS (Cost $220,655)	220,655

	TOTAL INVESTMENTS (Cost $16,144,882) - 100.0% (a)	19,443,200
	OTHER ASSETS LESS LIABILITIES - 0.0%	5,418
	NET ASSETS - 100.0%	$ 19,448,618

* Non-income producing security.
** Rate shown represents the rate at September 30, 2016 is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,201,462 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,463,993
	Unrealized depreciation:	(222,255)
	Net unrealized appreciation:	$ 3,241,738

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	MUTUAL FUNDS - 70.7%
	ASSET ALLOCATION FUNDS - 14.2%
308,846	Rational Risk Managed Emerging Markets Fund, Institutional Class +	$ 2,226,778

	DEBT FUNDS - 23.8%
155,293	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	1,509,087
73,027	Federated Mortgage Fund, Institutional Class	717,124
68,330	Federated Short-Intermediate Total Return Bond Fund, Institutional Class	713,366
71,683	Federated Total Return Government Bond Fund, Institutional Class	803,569
		3,743,146
	EQUITY FUND - 32.7%
66,979	Catalyst Dynamic Alpha Fund, Institutional Class +	1,164,273
134,483	Catalyst MLP & Infrastructure Fund, Institutional Class +	954,466
250,472	Rational Defensive Growth Fund, Institutional Class +	1,197,258
211,188	Rational Dividend Capture Fund, Institutional Class +	1,831,003
		5,147,000

	TOTAL MUTUAL FUNDS (Cost - $10,789,126)	11,116,924

	EXCHANGE TRADED FUNDS - 27.8%
	EQUITY FUND - 27.8%
58,183	Ecological Strategy ETF +	2,193,790
56,069	US Equity Rotation Strategy ETF +	2,167,067
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,200,801)	4,360,857

	SHORT-TERM INVESTMENTS - 1.6%
251,390	Fidelity Treasury Obligations Fund, Institutional Class, 0.18% **	251,390
	TOTAL SHORT-TERM INVESTMENTS (Cost - $251,390)	251,390

	TOTAL INVESTMENTS - 100.1% (Cost - $14,241,317) (a)	$ 15,729,171
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(11,246)
	NET ASSETS - 100.0%	$ 15,717,925

+ Investment in affiliate.
* Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for tax purposes is $14,882,815 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,052,205
	Unrealized depreciation:	(1,205,849)
	Net unrealized appreciation:	$ 846,356

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2016 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price on which such options are traded. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks	$ 59,761,617	$ -	$ -	$ 59,761,617
Preferred Stocks	22,606,295	-	-	22,606,295
Short-Term Investments	1,614,978	-	-	1,614,978
Total Investment Securities	$ 83,982,890	$ -	$ -	$ 83,982,890
Risk Managed Emerging Markets Fund
Investment Securities:
Common Stocks	$ 10,339,648	$ -	$ -	$ 10,339,648
Exchange-Traded Funds	265,296	-	-	265,296
Short-Term Investments	84,612	-	-	84,612
Total Investment Securities	$ 10,689,556	$ -	$ -	$ 10,689,556
Other Financial Instruments:
Foreign Exchange Contracts	$ -	$ (9,816)	$ -	$ (9,816)
Total Investments	$ 10,689,556	$ (9,816)	$ -	$ 10,679,740
Real Strategies Fund
Investment Securities:
Common Stocks	$ 6,555,894	$ -	$ -	$ 6,555,894
Real Estate Investments	-	-	1,222,417	1,222,417
Short-Term Investments	1,176,949	-	-	1,176,949
Total Investment Securities	$ 7,732,843	$ -	$ 1,222,417	$ 8,955,260
Other Financial Instruments:
Written Options	$ (347,863)	$ -	$ -	$ (347,863)
Total Investments	$ 7,384,980	$ -	$ 1,222,417	$ 8,607,397
Defensive Growth Fund
Investment Securities:
Common Stocks	$ 19,222,545	$ -	$ -	$ 19,222,545
Short-Term Investments	220,655	-	-	220,655
Total Investment Securities	$ 19,443,200	$ -	$ -	$ 19,443,200
Strategic Allocation Fund
Investment Securities:
Mutual Funds	$ 11,116,924	$ -	$ -	$ 11,116,924
Exchange-Traded Funds	4,360,857	-	-	4,360,857
Short-Term Investments	251,390	-	-	251,390
Total Investment Securities	$ 15,729,171	$ -	$ -	$ 15,729,171

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of September 30, 2016:

	Fair Value at	Valuation	Unobservable	Range (Weighted
Type of Assets	September 30, 2016	Techniques	Input(s)	Average)
Real Estate Investments	$ 1,222,417	Independent Valuation	Sales Comparison Approach	N/A
			Income Approach	N/A
			Market Cap Rate	5.30% - 13.60% (7.00%)

As noted previously, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Strategies Fund	Real Estate Investments
Balance as of December 31, 2015	$ 1,519,093
Transfer into Level 3	-
Transfer out of Level 3	-
Purchases	-
Sales	(425,000)
Realized Gain/(Loss)	12,678
Change in Unrealized Appreciation/(Depreciation)	115,646
Ending Balance as of September 30, 2016	$ 1,222,417

B. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2016, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Real Strategies Fund	Written Options	Equity	$ (98,987)
Risk Managed Emerging Markets Fund	Forward Currency Contracts	Foreign Exchange	(9,816)

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2016, is a reflection of the volume of derivative activity for the Funds.

The following is a summary of Real Strategies Fund's written option activity for the period ended September 30, 2016:

	Call Options
	Number of Options	Option Premiums
Options outstanding, beginning of year	-	$ -
Options written	17,959	1,170,395
Options covered	-	-
Options exercised	(5,425)	(402,615)
Options expired	(8,512)	(518,904)
Options outstanding, end of period	4,022	$ 248,876

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	November 28, 2016

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 28, 2016